Income Taxes (Schedule Of Income Tax Expense (Benefit) Computed By Applying The U.S. Federal Income Tax Rate) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Tax at statutory U.S. federal rate	$ 189,590	$ 1,201	$ (40,747)
Impact of U.S. Tax Cut and Jobs Act - GILTI	93,739	0	0
Impact of the 2017 Tax Act - transition tax	0	39,628	0
Impact of the 2017 Tax Act - tax rate change	0	52,228	0
Impact of Tax Receivable Agreement	18,160	0	0
Valuation allowance, net	(93,125)	(89,269)	35,091
State taxes, net of federal tax benefit	1,529	3,437	(2,324)
U.S. tax impact of foreign earnings (net of foreign tax credits)	792	1,151	51
Establishment/resolution of uncertain tax positions	(345)	(840)	(513)
Adjustment for foreign income taxed at different rates	(95,822)	(2,359)	12,738
Foreign tax credits	(65,046)	(17,956)	(175)
Investment in subsidiary impairment deduction	0	0	(10,114)
Other	(552)	1,998	(1,559)
Provision (benefit) for income taxes	$ 48,920	$ (10,781)	$ (7,552)